Other Assets (Details Narrative) (10-K) - USD ($)				12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016
New Accounting Pronouncement, Early Adoption [Line Items]
Fixed assets, net		$ 36,100	$ 36,100	$ 28,511	$ 20,895
Debt issuance cost				$ (30,000,000)
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance cost	$ 32,000,000	$ 29,000,000	$ 29,000,000